American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
June 30, 2025

High Income Fund - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 95.4%
Aerospace and Defense — 2.6%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(1)	500,000	518,494
ATI, Inc., 5.875%, 12/1/27	325,000	326,787
ATI, Inc., 4.875%, 10/1/29	625,000	612,676
ATI, Inc., 7.25%, 8/15/30	850,000	891,432
ATI, Inc., 5.125%, 10/1/31	1,550,000	1,516,235
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	1,425,000	1,468,975
Axon Enterprise, Inc., 6.25%, 3/15/33(1)	2,000,000	2,064,323
Boeing Co., 6.53%, 5/1/34	1,025,000	1,114,363
Boeing Co., 6.86%, 5/1/54	2,300,000	2,520,087
Boeing Co., 7.01%, 5/1/64	800,000	879,531
Bombardier, Inc., 7.125%, 6/15/26(1)	312,000	312,848
Bombardier, Inc., 7.875%, 4/15/27(1)	556,000	559,559
Bombardier, Inc., 6.00%, 2/15/28(1)	2,300,000	2,315,480
Bombardier, Inc., 7.50%, 2/1/29(1)	1,100,000	1,155,790
Bombardier, Inc., 8.75%, 11/15/30(1)	675,000	731,585
Bombardier, Inc., 7.25%, 7/1/31(1)	1,325,000	1,392,509
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 2/15/32(1)	3,800,000	3,850,867
Goat Holdco LLC, 6.75%, 2/1/32(1)	925,000	941,164
Howmet Aerospace, Inc., 5.95%, 2/1/37	550,000	584,404
OneSky Flight LLC, 8.875%, 12/15/29(1)	1,000,000	1,042,106
Spirit AeroSystems, Inc., 4.60%, 6/15/28	1,600,000	1,573,952
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	1,860,000	1,975,805
Spirit AeroSystems, Inc., 9.75%, 11/15/30(1)	1,550,000	1,711,357
TransDigm, Inc., 6.75%, 8/15/28(1)	3,275,000	3,348,327
TransDigm, Inc., 6.375%, 3/1/29(1)	825,000	847,433
TransDigm, Inc., 4.875%, 5/1/29	1,725,000	1,696,125
TransDigm, Inc., 6.875%, 12/15/30(1)	1,875,000	1,946,818
TransDigm, Inc., 7.125%, 12/1/31(1)	225,000	236,018
TransDigm, Inc., 6.625%, 3/1/32(1)	2,975,000	3,084,014
TransDigm, Inc., 6.375%, 5/31/33(1)	10,025,000	10,059,150
		51,278,214
Air Freight and Logistics — 0.1%
Rand Parent LLC, 8.50%, 2/15/30(1)	1,025,000	1,030,120
Automobile Components — 1.2%
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	725,000	762,477
Adient Global Holdings Ltd., 7.50%, 2/15/33(1)	350,000	358,222
American Axle & Manufacturing, Inc., 5.00%, 10/1/29	1,644,000	1,505,744
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	1,625,000	1,690,954
Dana, Inc., 4.25%, 9/1/30	400,000	394,493
Dana, Inc., 4.50%, 2/15/32	1,475,000	1,442,747
Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28(1)	500,000	483,393
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	2,800,000	2,171,781
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	950,000	989,943
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	1,800,000	1,761,001
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	2,704,000	2,594,440
Goodyear Tire & Rubber Co., 5.625%, 4/30/33	775,000	742,518
Patrick Industries, Inc., 4.75%, 5/1/29(1)	1,850,000	1,798,092
Phinia, Inc., 6.625%, 10/15/32(1)	1,050,000	1,067,113

Tenneco, Inc., 8.00%, 11/17/28(1)	3,700,000	3,662,879
ZF North America Capital, Inc., 6.75%, 4/23/30(1)	1,200,000	1,153,883
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	1,000,000	925,031
		23,504,711
Automobiles — 0.3%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(1)	800,000	758,399
Mclaren Finance PLC, 7.50%, 8/1/26(1)	600,000	601,852
Nissan Motor Acceptance Co. LLC, 5.55%, 9/13/29(1)	325,000	313,828
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	1,425,000	1,308,294
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 1/15/31(1)	1,050,000	1,032,305
Thor Industries, Inc., 4.00%, 10/15/29(1)	575,000	539,560
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	885,000	886,668
		5,440,906
Banks — 1.5%
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	2,300,000	2,302,335
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,875,000	2,882,142
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	2,525,000	2,717,047
Freedom Mortgage Corp., 12.25%, 10/1/30(1)	300,000	332,907
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,500,000	1,559,138
LD Holdings Group LLC, 8.75%, 11/1/27(1)	777,000	706,674
LD Holdings Group LLC, 6.125%, 4/1/28(1)	875,000	718,200
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,800,000	1,789,445
Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29(1)	1,800,000	1,839,742
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	1,675,000	1,703,607
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	700,000	711,474
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)	775,000	805,523
PHH Escrow Issuer LLC/PHH Corp., 9.875%, 11/1/29(1)	1,173,000	1,171,111
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/1/29(1)	1,450,000	1,378,964
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	900,000	835,006
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	3,750,000	3,357,593
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	2,200,000	2,188,257
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	800,000	798,589
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,950,000	1,894,542
UWM Holdings LLC, 6.625%, 2/1/30(1)	675,000	676,335
		30,368,631
Beverages — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,600,000	1,612,481
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.375%, 4/30/29(1)	2,550,000	2,474,813
		4,087,294
Biotechnology — 0.1%
AbbVie, Inc., 5.20%, 3/15/35	575,000	587,692
AbbVie, Inc., 5.60%, 3/15/55	1,128,000	1,129,443
Grifols SA, 4.75%, 10/15/28(1)	725,000	697,415
		2,414,550
Broadline Retail — 0.6%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	1,925,000	1,924,994
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	830,000	822,242
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	199,940
Macy's Retail Holdings LLC, 6.375%, 3/15/37	900,000	736,263
Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,575,000	1,787,120
Match Group Holdings II LLC, 4.625%, 6/1/28(1)	275,000	268,544
Millennium Escrow Corp., 6.625%, 8/1/26(1)	1,325,000	1,089,280
QVC, Inc., 6.875%, 4/15/29(1)	491,000	206,908
Rakuten Group, Inc., 11.25%, 2/15/27(1)	600,000	652,872
Rakuten Group, Inc., 9.75%, 4/15/29(1)	2,575,000	2,827,797

Saks Global Enterprises LLC, 11.00%, 12/15/29(1)	2,350,000	893,000
		11,408,960
Building Products — 2.1%
Advanced Drainage Systems, Inc., 6.375%, 6/15/30(1)	1,025,000	1,049,110
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)	725,000	769,981
APi Group DE, Inc., 4.125%, 7/15/29(1)	1,975,000	1,884,495
APi Group DE, Inc., 4.75%, 10/15/29(1)	750,000	739,101
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,950,000	1,915,753
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	5,975,000	5,539,810
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	3,900,000	4,011,045
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	5,525,000	5,637,285
Builders FirstSource, Inc., 6.75%, 5/15/35(1)	2,000,000	2,061,730
Camelot Return Merger Sub, Inc., 8.75%, 8/1/28(1)	575,000	530,713
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	725,000	526,372
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	375,000	345,074
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	1,375,000	1,407,205
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31(1)	525,000	543,774
Griffon Corp., 5.75%, 3/1/28	2,950,000	2,951,517
JELD-WEN, Inc., 7.00%, 9/1/32(1)	550,000	431,186
JH North America Holdings, Inc., 5.875%, 1/31/31(1)	1,050,000	1,059,825
JH North America Holdings, Inc., 6.125%, 7/31/32(1)	1,450,000	1,474,982
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	1,250,000	1,282,854
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	550,000	524,214
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	2,050,000	2,101,832
Standard Industries, Inc., 5.00%, 2/15/27(1)	600,000	599,063
Standard Industries, Inc., 4.75%, 1/15/28(1)	550,000	544,284
Standard Industries, Inc., 4.375%, 7/15/30(1)	2,300,000	2,179,173
Standard Industries, Inc., 3.375%, 1/15/31(1)	250,000	224,378
Wilsonart LLC, 11.00%, 8/15/32(1)	1,775,000	1,614,249
		41,949,005
Capital Markets — 2.0%
AG Issuer LLC, 6.25%, 3/1/28(1)	900,000	900,736
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	350,000	362,669
Citadel Securities Global Holdings LLC, 5.50%, 6/18/30(1)	250,000	253,051
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35(1)	250,000	256,616
Coinbase Global, Inc., 3.375%, 10/1/28(1)	7,775,000	7,295,088
Coinbase Global, Inc., 3.625%, 10/1/31(1)	7,396,000	6,591,213
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	1,175,000	1,055,672
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	825,000	698,722
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	475,000	485,184
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	2,305,000	2,290,440
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	4,417,000	4,283,523
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	1,367,000	1,329,656
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/1/29	525,000	441,765
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	500,000	495,637
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.00%, 6/15/30	1,300,000	1,216,685
Iliad Holding SASU, 7.00%, 10/15/28(1)	400,000	407,621
Iliad Holding SASU, 8.50%, 4/15/31(1)	750,000	802,894
Iliad Holding SASU, 7.00%, 4/15/32(1)	1,000,000	1,025,831
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	1,925,000	1,868,958
Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/31(1)	400,000	421,153
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	2,300,000	2,323,394
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33(1)	1,125,000	1,157,435
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	2,050,000	1,995,215
LCM Investments Holdings II LLC, 8.25%, 8/1/31(1)	800,000	851,214

VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(1)	650,000	682,590
		39,492,962
Chemicals — 3.2%
ASP Unifrax Holdings, Inc., 5.85% Cash plus 1.25% PIK, 9/30/29(1)	361,134	166,122
Avient Corp., 7.125%, 8/1/30(1)	1,600,000	1,651,446
Avient Corp., 6.25%, 11/1/31(1)	900,000	908,976
Axalta Coating Systems Dutch Holding B BV, 7.25%, 2/15/31(1)	600,000	633,322
Calderys Financing II LLC, 11.75% Cash or 12.50% PIK, 6/1/28(1)	600,000	623,567
Celanese U.S. Holdings LLC, 6.58%, 7/15/29	800,000	834,282
Celanese U.S. Holdings LLC, 6.50%, 4/15/30	250,000	256,075
Celanese U.S. Holdings LLC, 7.05%, 11/15/30	750,000	789,882
Celanese U.S. Holdings LLC, 6.63%, 7/15/32	3,896,000	4,087,185
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	3,875,000	4,115,967
Chemours Co., 5.375%, 5/15/27	1,625,000	1,611,482
Chemours Co., 5.75%, 11/15/28(1)	2,200,000	2,063,886
Chemours Co., 4.625%, 11/15/29(1)	1,275,000	1,111,016
Chemours Co., 8.00%, 1/15/33(1)	600,000	562,295
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	550,000	534,400
Consolidated Energy Finance SA, 5.625%, 10/15/28(1)	625,000	538,918
FMC Corp., VRN, 8.45%, 11/1/55	900,000	923,286
FXI Holdings, Inc., 12.25%, 11/15/26(1)	3,195,000	2,815,274
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,117,000	988,822
Herens Holdco SARL, 4.75%, 5/15/28(1)	1,000,000	898,280
INEOS Finance PLC, 6.75%, 5/15/28(1)	800,000	795,281
INEOS Finance PLC, 7.50%, 4/15/29(1)	300,000	300,997
Innophos Holdings, Inc., 11.50%, 6/15/29(1)	2,575,000	2,602,565
Mativ Holdings, Inc., 8.00%, 10/1/29(1)	800,000	725,861
Methanex Corp., 5.125%, 10/15/27	750,000	747,967
Methanex U.S. Operations, Inc., 6.25%, 3/15/32(1)	350,000	349,215
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	950,000	935,090
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,150,000	1,144,734
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	2,025,000	2,141,225
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	675,000	649,625
NOVA Chemicals Corp., 9.00%, 2/15/30(1)	1,800,000	1,946,173
NOVA Chemicals Corp., 7.00%, 12/1/31(1)	1,550,000	1,625,032
Olin Corp., 5.625%, 8/1/29	1,775,000	1,762,600
Olin Corp., 6.625%, 4/1/33(1)	1,900,000	1,872,392
Olympus Water U.S. Holding Corp., 7.125%, 10/1/27(1)	900,000	917,010
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	500,000	475,809
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	2,000,000	2,108,560
Olympus Water U.S. Holding Corp., 6.25%, 10/1/29(1)	2,850,000	2,722,029
Rain Carbon, Inc., 12.25%, 9/1/29(1)	450,000	483,165
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	850,000	828,677
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	1,850,000	1,810,296
SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26(1)	1,450,000	1,441,504
Scotts Miracle-Gro Co., 4.00%, 4/1/31	2,150,000	1,976,935
SNF Group SACA, 3.125%, 3/15/27(1)	875,000	852,478
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 5.13% Cash plus 2.50% PIK, 5/3/29(1)	1,762,500	1,061,906
Tronox, Inc., 4.625%, 3/15/29(1)	2,400,000	2,073,046
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	825,000	821,265
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	1,925,000	1,744,293
WR Grace Holdings LLC, 7.375%, 3/1/31(1)	700,000	717,355
		63,747,568
Commercial Services and Supplies — 2.8%
ADT Security Corp., 4.125%, 8/1/29(1)	2,525,000	2,441,839

ADT Security Corp., 4.875%, 7/15/32(1)	850,000	816,525
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	4,075,000	4,260,747
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	4,522,000	4,402,080
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,400,000	1,359,816
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,100,000	1,067,400
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)	1,300,000	1,311,789
Brink's Co., 6.50%, 6/15/29(1)	1,550,000	1,598,877
Brink's Co., 6.75%, 6/15/32(1)	750,000	781,629
Champions Financing, Inc., 8.75%, 2/15/29(1)	275,000	265,807
Cimpress PLC, 7.375%, 9/15/32(1)	400,000	382,301
Clean Harbors, Inc., 6.375%, 2/1/31(1)	850,000	871,469
CPI CG, Inc., 10.00%, 7/15/29(1)	273,000	289,039
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	596,682
Garda World Security Corp., 7.75%, 2/15/28(1)	550,000	569,441
Garda World Security Corp., 6.00%, 6/1/29(1)	3,075,000	3,004,057
Garda World Security Corp., 8.25%, 8/1/32(1)	700,000	718,944
GEO Group, Inc., 8.625%, 4/15/29	1,400,000	1,483,097
GEO Group, Inc., 10.25%, 4/15/31	1,950,000	2,140,033
GFL Environmental, Inc., 6.75%, 1/15/31(1)	1,125,000	1,178,632
GrafTech Global Enterprises, Inc., 9.875%, 12/23/29(1)	1,625,000	1,291,875
Hightower Holding LLC, 9.125%, 1/31/30(1)	900,000	958,984
Madison IAQ LLC, 5.875%, 6/30/29(1)	475,000	467,590
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	4,150,000	4,079,739
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	3,725,000	3,630,013
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(1)	575,000	576,418
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	3,825,000	3,834,723
Reworld Holding Corp., 5.00%, 9/1/30	950,000	899,950
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	1,825,000	1,826,378
RR Donnelley & Sons Co., 10.875%, 8/1/29(1)	1,350,000	1,305,203
RRD Intermediate Holdings, Inc., 11.00% Cash or 12.00% PIK, 12/1/30(1)	1,777,733	1,725,708
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	150,000	149,567
Waste Pro USA, Inc., 7.00%, 2/1/33(1)	1,375,000	1,430,850
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	1,050,000	1,032,677
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	1,550,000	1,592,196
Williams Scotsman, Inc., 6.625%, 4/15/30(1)	575,000	597,753
		54,939,828
Communications Equipment — 0.5%
CommScope LLC, 8.25%, 3/1/27(1)	2,825,000	2,816,289
CommScope LLC, 7.125%, 7/1/28(1)	1,400,000	1,376,962
CommScope LLC, 4.75%, 9/1/29(1)	761,000	743,903
CommScope Technologies LLC, 5.00%, 3/15/27(1)	2,510,000	2,446,884
Nokia of America Corp., 6.45%, 3/15/29	1,683,000	1,653,547
Viasat, Inc., 6.50%, 7/15/28(1)	875,000	827,725
Viasat, Inc., 7.50%, 5/30/31(1)	675,000	585,380
		10,450,690
Construction and Engineering — 0.6%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	1,650,000	1,524,412
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	775,000	768,719
Howard Midstream Energy Partners LLC, 8.875%, 7/15/28(1)	1,575,000	1,654,634
Howard Midstream Energy Partners LLC, 7.375%, 7/15/32(1)	2,225,000	2,341,675
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	1,275,000	1,279,202
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	2,300,000	2,306,806
Pike Corp., 8.625%, 1/31/31(1)	575,000	626,077
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/28(1)	1,675,000	1,623,462
		12,124,987

Construction Materials — 0.5%
Knife River Corp., 7.75%, 5/1/31(1)	950,000	1,002,243
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	3,550,000	3,652,754
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	1,425,000	1,471,243
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	3,225,000	3,219,149
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	1,000,000	1,049,227
		10,394,616
Consumer Finance — 3.3%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 5/1/28(1)	675,000	644,697
Ally Financial, Inc., 6.70%, 2/14/33	1,075,000	1,120,681
Azorra Finance Ltd., 7.75%, 4/15/30(1)	1,575,000	1,643,746
Azorra Finance Ltd., 7.25%, 1/15/31(1)(2)	1,275,000	1,304,864
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	1,275,000	1,373,912
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)	800,000	806,146
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	800,000	851,746
Encore Capital Group, Inc., 8.50%, 5/15/30(1)	725,000	778,230
FirstCash, Inc., 4.625%, 9/1/28(1)	1,225,000	1,203,575
FirstCash, Inc., 5.625%, 1/1/30(1)	975,000	973,779
FirstCash, Inc., 6.875%, 3/1/32(1)	950,000	984,241
GGAM Finance Ltd., 6.875%, 4/15/29(1)	575,000	595,889
GGAM Finance Ltd., 5.875%, 3/15/30(1)	1,325,000	1,337,720
goeasy Ltd., 9.25%, 12/1/28(1)	400,000	423,473
goeasy Ltd., 7.625%, 7/1/29(1)	1,800,000	1,856,895
goeasy Ltd., 6.875%, 5/15/30(1)	1,300,000	1,308,183
ION Trading Technologies SARL, 9.50%, 5/30/29(1)	600,000	619,201
LFS Topco LLC, 8.75%, 7/15/30(1)(2)	3,150,000	3,101,124
Navient Corp., 6.75%, 6/15/26	1,273,000	1,289,182
Navient Corp., 5.50%, 3/15/29	2,825,000	2,768,701
Navient Corp., 9.375%, 7/25/30	1,725,000	1,904,039
Navient Corp., 11.50%, 3/15/31	1,175,000	1,332,173
OneMain Finance Corp., 6.625%, 1/15/28	2,290,000	2,366,312
OneMain Finance Corp., 3.875%, 9/15/28	400,000	383,865
OneMain Finance Corp., 9.00%, 1/15/29	1,325,000	1,390,320
OneMain Finance Corp., 6.625%, 5/15/29	925,000	951,178
OneMain Finance Corp., 5.375%, 11/15/29	750,000	738,259
OneMain Finance Corp., 7.875%, 3/15/30	3,550,000	3,774,660
OneMain Finance Corp., 4.00%, 9/15/30	825,000	761,862
OneMain Finance Corp., 7.50%, 5/15/31	1,925,000	2,012,716
OneMain Finance Corp., 7.125%, 11/15/31	1,963,000	2,043,748
OneMain Finance Corp., 6.75%, 3/15/32	3,075,000	3,136,678
OneMain Finance Corp., 7.125%, 9/15/32	1,000,000	1,036,519
PRA Group, Inc., 8.375%, 2/1/28(1)	1,500,000	1,540,312
PRA Group, Inc., 8.875%, 1/31/30(1)	1,025,000	1,057,646
Rfna LP, 7.875%, 2/15/30(1)	2,900,000	2,970,020
SLM Corp., 3.125%, 11/2/26	2,675,000	2,623,776
SLM Corp., 6.50%, 1/31/30	325,000	341,380
Synchrony Financial, 7.25%, 2/2/33	1,125,000	1,177,669
TrueNoord Capital DAC, 8.75%, 3/1/30(1)	1,575,000	1,636,745
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)	3,275,000	3,297,820
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(1)	975,000	1,002,858
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	2,275,000	2,135,099
World Acceptance Corp., 7.00%, 11/1/26(1)	825,000	827,288
		65,428,927
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	1,550,000	1,541,681

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)	750,000	749,851
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)	2,225,000	2,280,177
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	325,000	308,253
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	2,325,000	2,287,964
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 3/15/33(1)	550,000	567,482
Ingles Markets, Inc., 4.00%, 6/15/31(1)	2,300,000	2,149,331
Kroger Co., 5.00%, 9/15/34	1,725,000	1,713,732
Kroger Co., 5.50%, 9/15/54	700,000	664,944
Kroger Co., 5.65%, 9/15/64	3,650,000	3,458,398
Rite Aid Corp., 11.32% PIK, 8/30/31(1)(3)(5)	74,345	33,455
Rite Aid Corp., 15.00% PIK, 8/30/31(3)(5)	161,111	14,500
Rite Aid Corp., 15.00% PIK, 8/30/31(3)(5)	221,314	4,426
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29	750,000	795,908
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	1,025,000	979,808
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	825,000	771,961
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50	650,000	565,538
		18,887,409
Containers and Packaging — 1.5%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	4,485,950	213,083
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(1)	2,000,000	2,007,434
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	800,000	751,760
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	3,000,000	1,340,205
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	570,000	254,639
Ball Corp., 3.125%, 9/15/31	750,000	673,536
Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(1)	500,000	511,764
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	675,000	690,872
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	3,650,000	3,748,163
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(1)	1,375,000	1,375,000
LABL, Inc., 5.875%, 11/1/28(1)	600,000	525,802
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/27(1)	500,000	508,821
Mauser Packaging Solutions Holding Co., 9.25%, 4/15/27(1)	425,000	422,332
OI European Group BV, 4.75%, 2/15/30(1)	2,550,000	2,454,717
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	3,206,000	3,209,918
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	1,700,000	1,744,305
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	375,000	382,530
Sealed Air Corp., 4.00%, 12/1/27(1)	689,000	672,915
Sealed Air Corp., 5.00%, 4/15/29(1)	1,900,000	1,880,762
Sealed Air Corp., 6.50%, 7/15/32(1)	475,000	492,522
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	725,000	763,953
Trident TPI Holdings, Inc., 12.75%, 12/31/28(1)	475,000	504,465
TriMas Corp., 4.125%, 4/15/29(1)	1,675,000	1,592,446
Trivium Packaging Finance BV, 8.25%, 7/15/30(1)	2,200,000	2,328,154
Trivium Packaging Finance BV, 12.25%, 1/15/31(1)	1,550,000	1,662,691
		30,712,789
Distributors — 0.3%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	650,000	649,187
Performance Food Group, Inc., 4.25%, 8/1/29(1)	1,900,000	1,833,954
Performance Food Group, Inc., 6.125%, 9/15/32(1)	1,200,000	1,229,021
RB Global Holdings, Inc., 7.75%, 3/15/31(1)	775,000	815,695
Resideo Funding, Inc., 6.50%, 7/15/32(1)	950,000	974,455
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	900,000	965,589
		6,467,901
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,408,000	1,397,480
Carriage Services, Inc., 4.25%, 5/15/29(1)	1,550,000	1,465,528

Matthews International Corp., 8.625%, 10/1/27(1)	1,525,000	1,587,710
Service Corp. International, 4.00%, 5/15/31	3,325,000	3,113,327
Service Corp. International, 5.75%, 10/15/32	1,900,000	1,921,751
		9,485,796
Diversified REITs — 2.2%
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	925,000	964,848
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	6,700,000	6,434,235
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	3,350,000	3,097,169
MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	1,550,000	1,222,640
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	725,000	513,248
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	2,500,000	2,618,402
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	1,050,000	1,049,323
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 5/15/29(1)	1,550,000	1,502,771
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	1,125,000	1,157,696
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(1)	750,000	754,544
Prologis LP, 5.25%, 6/15/53	1,838,000	1,728,118
Prologis LP, 5.25%, 3/15/54	1,925,000	1,808,793
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/28(1)	575,000	595,580
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29(1)	950,000	929,217
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	1,975,000	2,032,516
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 6/15/33(1)	725,000	746,294
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	1,300,000	1,287,776
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	2,675,000	2,498,065
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30(1)	3,169,000	2,972,064
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28(1)	1,736,000	1,841,536
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 4/15/28(1)	1,250,000	1,226,051
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29(1)	2,750,000	2,660,608
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32(1)	3,325,000	3,361,602
XHR LP, 4.875%, 6/1/29(1)	1,075,000	1,042,512
XHR LP, 6.625%, 5/15/30(1)	750,000	765,088
		44,810,696
Diversified Telecommunication Services — 3.1%
Altice France Holding SA, 10.50%, 5/15/27(1)(3)(5)	3,175,000	1,105,805
Altice France Holding SA, 6.00%, 2/15/28(1)(3)	4,050,000	1,437,952
Altice France SA, 8.125%, 2/1/27(1)(3)	2,725,000	2,454,557
Altice France SA, 5.50%, 1/15/28(1)(3)	1,600,000	1,348,000
Altice France SA, 5.125%, 1/15/29(1)(3)	1,425,000	1,178,297
Altice France SA, 5.125%, 7/15/29(1)(3)	3,325,000	2,751,437
Altice France SA, 5.50%, 10/15/29(1)(3)	3,700,000	3,071,000
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	400,000	386,790
Cogent Communications Group LLC, 7.00%, 6/15/27(1)	875,000	879,797
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 6/15/27(1)	775,000	777,105
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	2,000,000	2,012,756
Embarq LLC, 8.00%, 6/1/36	1,740,000	798,877
Fibercop SpA, 6.375%, 11/15/33(1)	1,262,000	1,231,826
Fibercop SpA, 6.00%, 9/30/34(1)	1,709,000	1,607,897
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	425,000	425,427
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	2,150,000	2,150,632
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	2,900,000	2,939,950
Frontier Communications Holdings LLC, 5.875%, 11/1/29	2,135,398	2,158,375
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	1,950,000	1,976,818
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	525,000	549,529
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	1,400,000	1,488,645
Frontier North, Inc., 6.73%, 2/15/28	700,000	718,036
Hughes Satellite Systems Corp., 6.625%, 8/1/26	975,000	695,119

Intelsat Jackson Holdings SA, 6.50%, 3/15/30(1)	1,375,000	1,405,520
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	800,000	737,576
Level 3 Financing, Inc., 4.875%, 6/15/29(1)	1,900,000	1,783,625
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	1,100,000	930,875
Level 3 Financing, Inc., 11.00%, 11/15/29(1)	424,766	487,775
Level 3 Financing, Inc., 4.50%, 4/1/30(1)	2,096,000	1,907,360
Level 3 Financing, Inc., 3.875%, 10/15/30(1)	475,000	414,438
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	1,550,000	1,761,187
Level 3 Financing, Inc., 4.00%, 4/15/31(1)	875,000	752,500
Level 3 Financing, Inc., 10.00%, 10/15/32(1)	1,375,000	1,391,063
Level 3 Financing, Inc., 6.875%, 6/30/33(1)	575,000	585,490
Lumen Technologies, Inc., 6.875%, 1/15/28	200,000	194,961
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	1,575,000	1,418,996
Lumen Technologies, Inc., 4.125%, 4/15/29(1)	1,025,403	1,001,050
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	1,150,000	1,031,305
Lumen Technologies, Inc., 4.125%, 4/15/30(1)	328,001	321,441
Lumen Technologies, Inc., 10.00%, 10/15/32(1)	125,000	127,813
Sable International Finance Ltd., 7.125%, 10/15/32(1)	1,400,000	1,404,938
Telecom Italia Capital SA, 6.375%, 11/15/33	263,000	274,574
Telesat Canada/Telesat LLC, 5.625%, 12/6/26(1)	1,550,000	937,750
Telesat Canada/Telesat LLC, 4.875%, 6/1/27(1)	500,000	294,872
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(1)	800,000	300,092
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	4,825,000	5,057,280
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	3,200,000	3,003,893
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)	892,000	770,584
		62,441,585
Electric Utilities — 2.2%
Alpha Generation LLC, 6.75%, 10/15/32(1)	2,625,000	2,707,714
American Electric Power Co., Inc., VRN, 6.95%, 12/15/54	800,000	836,110
American Electric Power Co., Inc., VRN, 7.05%, 12/15/54	1,175,000	1,223,441
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	1,700,000	1,704,284
ContourGlobal Power Holdings SA, 6.75%, 2/28/30(1)	1,600,000	1,650,576
Edison International, VRN, 7.875%, 6/15/54	1,025,000	973,613
NRG Energy, Inc., 5.75%, 1/15/28	175,000	175,995
NRG Energy, Inc., 5.25%, 6/15/29(1)	1,767,000	1,758,494
NRG Energy, Inc., 5.75%, 7/15/29(1)	3,245,000	3,265,394
NRG Energy, Inc., 3.625%, 2/15/31(1)	1,060,000	976,265
NRG Energy, Inc., 3.875%, 2/15/32(1)	650,000	597,353
NRG Energy, Inc., 6.00%, 2/1/33(1)	3,675,000	3,713,922
NRG Energy, Inc., 7.00%, 3/15/33(1)	1,400,000	1,538,026
NRG Energy, Inc., 6.25%, 11/1/34(1)	1,300,000	1,325,315
PG&E Corp., 5.00%, 7/1/28	2,650,000	2,582,895
PG&E Corp., VRN, 7.375%, 3/15/55	2,825,000	2,682,394
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	2,175,000	2,332,320
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	1,630,000	1,632,574
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	4,858,000	4,864,359
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	850,000	849,521
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	2,925,000	3,110,894
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	2,750,000	2,876,863
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)	425,000	455,832
		43,834,154
Electronic Equipment, Instruments and Components — 1.2%
Coherent Corp., 5.00%, 12/15/29(1)	3,700,000	3,637,737
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	2,000,000	2,127,880
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)	2,146,000	2,250,038

Imola Merger Corp., 4.75%, 5/15/29(1)	7,565,000	7,308,754
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	1,050,000	1,082,499
Sensata Technologies BV, 4.00%, 4/15/29(1)	3,250,000	3,093,840
Sensata Technologies BV, 5.875%, 9/1/30(1)	1,000,000	1,002,171
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	775,000	707,177
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	600,000	617,982
TTM Technologies, Inc., 4.00%, 3/1/29(1)	1,675,000	1,601,890
Zebra Technologies Corp., 6.50%, 6/1/32(1)	1,325,000	1,363,361
		24,793,329
Energy Equipment and Services — 2.5%
Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	315,000	315,528
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	2,425,000	2,434,543
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(1)	932,927	852,831
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30(1)	1,298,058	1,149,139
Bristow Group, Inc., 6.875%, 3/1/28(1)	1,600,000	1,609,011
Enerflex Ltd., 9.00%, 10/15/27(1)	1,440,000	1,489,910
Global Marine, Inc., 7.00%, 6/1/28	2,918,000	2,699,150
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	1,825,000	1,932,012
Kodiak Gas Services LLC, 7.25%, 2/15/29(1)	1,275,000	1,319,690
Nabors Industries Ltd., 7.50%, 1/15/28(1)	2,925,000	2,611,498
Nabors Industries, Inc., 9.125%, 1/31/30(1)	221,000	211,783
Nabors Industries, Inc., 8.875%, 8/15/31(1)	775,000	576,288
Nine Energy Service, Inc., 13.00%, 2/1/28	1,725,000	882,622
Noble Finance II LLC, 8.00%, 4/15/30(1)	2,125,000	2,165,541
Precision Drilling Corp., 7.125%, 1/15/26(1)	459,000	460,657
Precision Drilling Corp., 6.875%, 1/15/29(1)	1,700,000	1,680,753
Seadrill Finance Ltd., 8.375%, 8/1/30(1)	1,200,000	1,223,080
Shelf Drilling Holdings Ltd., 9.625%, 4/15/29(1)	2,374,000	1,903,775
Star Holding LLC, 8.75%, 8/1/31(1)	1,000,000	943,617
Tidewater, Inc., 9.125%, 7/15/30(1)(2)	400,000	411,842
Transocean Aquila Ltd., 8.00%, 9/30/28(1)	733,846	741,604
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	433,125	434,118
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	1,198,810	1,218,599
Transocean, Inc., 8.00%, 2/1/27(1)	1,875,000	1,848,335
Transocean, Inc., 8.25%, 5/15/29(1)	875,000	809,661
Transocean, Inc., 8.75%, 2/15/30(1)	479,000	492,967
Transocean, Inc., 7.50%, 4/15/31	1,925,000	1,568,082
Transocean, Inc., 8.50%, 5/15/31(1)	500,000	446,734
Transocean, Inc., 6.80%, 3/15/38	4,400,000	3,097,808
Transocean, Inc., 9.35%, 12/15/41	1,125,000	908,438
USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	1,050,000	1,052,768
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	1,800,000	1,846,003
Valaris Ltd., 8.375%, 4/30/30(1)	1,675,000	1,719,830
Vantage Drilling International Ltd., 9.50%, 2/15/28(1)	50,000	50,017
Weatherford International Ltd., 8.625%, 4/30/30(1)	7,396,000	7,628,140
		50,736,374
Entertainment — 0.9%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	400,000	152,000
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	375,000	349,655
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	2,769,000	2,185,156
Cinemark USA, Inc., 5.25%, 7/15/28(1)	875,000	871,484
Cinemark USA, Inc., 7.00%, 8/1/32(1)	875,000	909,046
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	2,025,000	2,027,200
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	2,875,000	2,845,958
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	1,325,000	1,285,440

Playtika Holding Corp., 4.25%, 3/15/29(1)	2,350,000	2,134,799
Starz Capital Holdings LLC, 5.50%, 4/15/29(1)	250,000	208,525
Warnermedia Holdings, Inc., 4.05%, 3/15/29	725,000	675,671
Warnermedia Holdings, Inc., 4.28%, 3/15/32	1,000,000	846,250
Warnermedia Holdings, Inc., 5.05%, 3/15/42	3,450,000	2,341,688
Warnermedia Holdings, Inc., 5.05%, 3/15/42	775,000	460,660
Warnermedia Holdings, Inc., 5.14%, 3/15/52	864,000	537,840
		17,831,372
Financial Services — 2.1%
Block, Inc., 6.50%, 5/15/32	1,950,000	2,013,137
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	3,925,000	4,169,233
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	600,000	594,897
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	2,150,000	2,079,944
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	1,479,000	1,476,427
Jefferson Capital Holdings LLC, 9.50%, 2/15/29(1)	1,975,000	2,090,210
Jefferson Capital Holdings LLC, 8.25%, 5/15/30(1)	2,525,000	2,618,273
Kinetik Holdings LP, 6.625%, 12/15/28(1)	675,000	690,815
Kinetik Holdings LP, 5.875%, 6/15/30(1)	1,375,000	1,387,526
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	1,200,000	1,189,702
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	600,000	555,750
NCR Atleos Corp., 9.50%, 4/1/29(1)	3,050,000	3,343,190
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)	1,400,000	1,285,412
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	2,200,000	2,117,051
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	1,775,000	1,886,120
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	800,000	829,624
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	1,275,000	1,251,137
PennyMac Financial Services, Inc., 6.875%, 5/15/32(1)	1,325,000	1,355,601
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	1,802,000	1,849,302
Rocket Cos., Inc., 6.125%, 8/1/30(1)	225,000	229,422
Rocket Cos., Inc., 6.375%, 8/1/33(1)	5,244,000	5,372,219
Sabre GLBL, Inc., 11.125%, 7/15/30(1)	675,000	706,894
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	575,000	597,537
Walker & Dunlop, Inc., 6.625%, 4/1/33(1)	1,200,000	1,234,324
WEX, Inc., 6.50%, 3/15/33(1)	1,500,000	1,514,291
		42,438,038
Food Products — 1.4%
B&G Foods, Inc., 8.00%, 9/15/28(1)	1,350,000	1,301,450
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	850,000	768,409
Chobani Holdco II LLC, 9.50% PIK, 10/1/29(1)	468,881	503,283
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)	800,000	834,650
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	900,000	898,954
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	1,450,000	1,470,400
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)	1,175,000	1,242,760
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	555,000	557,193
HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, 4/15/29(1)	421,000	460,187
HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	425,000	359,485
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	3,425,000	3,551,393
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	1,725,000	1,646,799
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	1,450,000	1,363,427
Pilgrim's Pride Corp., 6.25%, 7/1/33	675,000	714,508
Post Holdings, Inc., 5.50%, 12/15/29(1)	3,575,000	3,561,825
Post Holdings, Inc., 4.625%, 4/15/30(1)	350,000	336,792
Post Holdings, Inc., 4.50%, 9/15/31(1)	475,000	441,320
Post Holdings, Inc., 6.25%, 2/15/32(1)	1,000,000	1,028,934
Sigma Holdco BV, 7.875%, 5/15/26(1)	610,000	610,543

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	1,925,000	1,819,170
U.S. Foods, Inc., 6.875%, 9/15/28(1)	1,025,000	1,061,104
U.S. Foods, Inc., 7.25%, 1/15/32(1)	850,000	896,150
U.S. Foods, Inc., 5.75%, 4/15/33(1)	1,525,000	1,527,212
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)	1,500,000	1,473,403
		28,429,351
Gas Utilities — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 5/20/27	2,726,000	2,708,013
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/1/28(1)	450,000	464,323
Excelerate Energy LP, 8.00%, 5/15/30(1)	1,900,000	2,004,383
Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33(1)	2,725,000	2,919,886
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35(1)	3,050,000	3,304,041
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(2)	4,325,000	4,325,000
		15,725,646
Ground Transportation — 1.3%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 5/21/30(1)	3,300,000	3,375,990
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	650,000	648,641
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	1,775,000	1,723,557
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	1,250,000	1,205,805
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)	1,600,000	1,675,038
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	1,850,000	1,890,003
Hertz Corp., 4.625%, 12/1/26(1)	1,125,000	1,009,042
Hertz Corp., 12.625%, 7/15/29(1)	200,000	209,383
Hertz Corp., 5.00%, 12/1/29(1)	425,000	298,758
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,850,000	1,803,602
United Rentals North America, Inc., 4.875%, 1/15/28	325,000	323,923
United Rentals North America, Inc., 6.00%, 12/15/29(1)	850,000	871,195
United Rentals North America, Inc., 4.00%, 7/15/30	2,600,000	2,482,824
United Rentals North America, Inc., 3.875%, 2/15/31	800,000	752,834
United Rentals North America, Inc., 3.75%, 1/15/32	1,150,000	1,057,174
United Rentals North America, Inc., 6.125%, 3/15/34(1)	1,750,000	1,804,728
Vortex Opco LLC, 8.00%, 4/30/30(1)	1,222,650	201,737
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	1,775,000	1,856,749
XPO, Inc., 6.25%, 6/1/28(1)	1,025,000	1,042,227
XPO, Inc., 7.125%, 6/1/31(1)	675,000	708,280
XPO, Inc., 7.125%, 2/1/32(1)	1,750,000	1,835,351
		26,776,841
Health Care Equipment and Supplies — 0.7%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	2,850,000	2,800,636
Avantor Funding, Inc., 3.875%, 11/1/29(1)	2,450,000	2,321,587
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	2,200,000	2,299,000
Embecta Corp., 5.00%, 2/15/30(1)	650,000	587,957
Insulet Corp., 6.50%, 4/1/33(1)	1,200,000	1,251,949
Medline Borrower LP, 5.25%, 10/1/29(1)	2,052,000	2,037,502
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,150,000	1,182,814
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	1,700,000	1,770,878
		14,252,323
Health Care Providers and Services — 3.3%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,700,000	1,690,133
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	950,000	927,191
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	2,950,000	2,907,536
CHS/Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,225,000	1,179,281
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)	1,960,000	1,564,433
CHS/Community Health Systems, Inc., 6.125%, 4/1/30(1)	1,900,000	1,406,734
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	3,100,000	2,751,862

CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	2,078,000	1,778,202
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	2,450,000	2,599,737
CVS Health Corp., VRN, 6.75%, 12/10/54	600,000	602,807
CVS Health Corp., VRN, 7.00%, 3/10/55	2,500,000	2,584,776
DaVita, Inc., 6.75%, 7/15/33(1)	575,000	594,103
DaVita, Inc., 4.625%, 6/1/30(1)	3,600,000	3,451,668
Encompass Health Corp., 4.75%, 2/1/30	1,890,000	1,867,494
HCA, Inc., 6.00%, 4/1/54	600,000	587,431
IQVIA, Inc., 6.50%, 5/15/30(1)	1,175,000	1,212,221
IQVIA, Inc., 6.25%, 6/1/32(1)	1,125,000	1,155,902
LifePoint Health, Inc., 5.375%, 1/15/29(1)	1,175,000	1,096,157
LifePoint Health, Inc., 11.00%, 10/15/30(1)	1,175,000	1,297,724
LifePoint Health, Inc., 8.375%, 2/15/32(1)	750,000	799,769
LifePoint Health, Inc., 10.00%, 6/1/32(1)	1,575,000	1,626,841
ModivCare, Inc., 5.00%, 10/1/29(1)	1,027,000	35,945
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	1,878,000	1,836,920
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	925,000	860,953
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	1,175,000	1,070,307
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	925,000	942,134
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(1)	1,201,284	990,567
MPH Acquisition Holdings LLC, 6.00% Cash plus 0.75% PIK, 3/31/31(1)	1,525,066	1,143,708
MPH Acquisition Holdings LLC, 6.50% Cash plus 5.00% PIK, 12/31/30(1)	806,652	800,570
Owens & Minor, Inc., 4.50%, 3/31/29(1)	1,875,000	1,682,365
Owens & Minor, Inc., 6.625%, 4/1/30(1)	300,000	282,082
Radiology Partners, Inc., 8.50%, 7/15/32(1)	600,000	602,148
Select Medical Corp., 6.25%, 12/1/32(1)	1,275,000	1,283,455
Star Parent, Inc., 9.00%, 10/1/30(1)	500,000	526,534
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	1,275,000	1,300,834
Tenet Healthcare Corp., 5.125%, 11/1/27	3,550,000	3,546,628
Tenet Healthcare Corp., 4.625%, 6/15/28	504,000	498,051
Tenet Healthcare Corp., 6.125%, 10/1/28	4,575,000	4,584,269
Tenet Healthcare Corp., 4.25%, 6/1/29	2,150,000	2,086,740
Tenet Healthcare Corp., 4.375%, 1/15/30	425,000	411,734
Tenet Healthcare Corp., 6.125%, 6/15/30	3,600,000	3,667,083
Tenet Healthcare Corp., 6.75%, 5/15/31	1,775,000	1,837,531
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	1,750,000	1,807,204
		65,479,764
Health Care REITs — 0.0%
Diversified Healthcare Trust, 0.00%, 1/15/26(1)(4)	205,000	198,971
Diversified Healthcare Trust, 4.375%, 3/1/31	25,000	21,138
		220,109
Health Care Technology — 0.4%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	8,582,000	8,455,119
Hotel & Resort REITs — 0.3%
Service Properties Trust, 5.25%, 2/15/26	1,725,000	1,718,149
Service Properties Trust, 4.75%, 10/1/26	1,450,000	1,430,929
Service Properties Trust, 4.95%, 2/15/27	475,000	469,147
Service Properties Trust, 5.50%, 12/15/27	550,000	545,283
Service Properties Trust, 8.375%, 6/15/29	225,000	234,190
Service Properties Trust, 4.95%, 10/1/29	1,250,000	1,091,923
Service Properties Trust, 4.375%, 2/15/30	600,000	505,111
		5,994,732
Hotels, Restaurants and Leisure — 7.8%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	1,075,000	1,055,210
1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/29(1)	1,250,000	1,283,136

1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	6,525,000	6,087,294
Affinity Interactive, 6.875%, 12/15/27(1)	1,850,000	1,136,631
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 9.50%, 7/1/32(1)(2)	1,675,000	1,715,065
Boyd Gaming Corp., 4.75%, 12/1/27	575,000	571,813
Boyd Gaming Corp., 4.75%, 6/15/31(1)	3,771,000	3,616,657
Boyne USA, Inc., 4.75%, 5/15/29(1)	925,000	898,145
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	375,000	385,028
Caesars Entertainment, Inc., 6.00%, 10/15/32(1)	675,000	662,402
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	3,141,000	3,000,220
Carnival Corp., 5.75%, 3/1/27(1)	10,100,000	10,189,705
Carnival Corp., 6.65%, 1/15/28	975,000	1,005,178
Carnival Corp., 6.00%, 5/1/29(1)	6,350,000	6,420,275
Carnival Corp., 7.00%, 8/15/29(1)	725,000	764,209
Carnival Corp., 5.875%, 6/15/31(1)	1,850,000	1,885,844
Carnival Corp., 6.125%, 2/15/33(1)	3,350,000	3,429,653
Churchill Downs, Inc., 5.50%, 4/1/27(1)	1,725,000	1,722,754
Churchill Downs, Inc., 4.75%, 1/15/28(1)	350,000	345,707
Churchill Downs, Inc., 5.75%, 4/1/30(1)	1,660,000	1,666,489
Empire Resorts, Inc., 7.75%, 11/1/26(1)	1,200,000	1,181,690
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	2,900,000	2,678,459
Full House Resorts, Inc., 8.25%, 2/15/28(1)	2,225,000	2,163,521
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)	2,650,000	1,549,415
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	2,150,000	2,156,198
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	525,000	503,603
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	4,775,000	4,492,556
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/33(1)	1,875,000	1,911,615
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)	2,250,000	2,165,562
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/1/31(1)	2,650,000	2,443,834
International Game Technology PLC, 4.125%, 4/15/26(1)	1,250,000	1,250,091
International Game Technology PLC, 5.25%, 1/15/29(1)	825,000	818,119
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	2,600,000	2,504,385
Life Time, Inc., 6.00%, 11/15/31(1)	3,700,000	3,761,327
Light & Wonder International, Inc., 7.00%, 5/15/28(1)	2,750,000	2,759,729
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	625,000	644,300
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	550,000	528,567
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	600,000	563,347
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	1,800,000	1,820,732
Merlin Entertainments Group U.S. Holdings, Inc., 7.375%, 2/15/31(1)	550,000	491,834
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	500,000	500,633
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	1,675,000	1,663,458
MGM Resorts International, 5.50%, 4/15/27	389,000	391,347
MGM Resorts International, 6.50%, 4/15/32	2,025,000	2,059,303
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	1,175,000	1,132,572
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	250,000	258,236
Motion Bondco DAC, 6.625%, 11/15/27(1)	1,375,000	1,299,215
Motion Finco SARL, 8.375%, 2/15/32(1)	2,000,000	1,833,449
NCL Corp. Ltd., 5.875%, 3/15/26(1)	750,000	753,911
NCL Corp. Ltd., 5.875%, 2/15/27(1)	950,000	954,620
NCL Corp. Ltd., 8.125%, 1/15/29(1)	575,000	606,513
NCL Corp. Ltd., 7.75%, 2/15/29(1)	2,175,000	2,314,000
NCL Corp. Ltd., 6.75%, 2/1/32(1)	1,900,000	1,942,282
NCL Finance Ltd., 6.125%, 3/15/28(1)	1,825,000	1,855,830
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	3,725,000	3,453,943
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	2,385,000	1,368,394
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,825,000	1,001,469

Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	875,000	924,496
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(1)	1,750,000	1,757,287
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	3,750,000	3,774,511
Royal Caribbean Cruises Ltd., 5.625%, 9/30/31(1)	2,300,000	2,315,488
Royal Caribbean Cruises Ltd., 6.25%, 3/15/32(1)	1,500,000	1,542,758
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	2,320,000	2,366,173
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	2,025,000	1,980,475
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.375%, 4/15/27	225,000	224,899
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 6.50%, 10/1/28	1,400,000	1,412,683
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 7/15/29	1,100,000	1,077,911
Station Casinos LLC, 4.50%, 2/15/28(1)	400,000	392,492
Station Casinos LLC, 4.625%, 12/1/31(1)	1,300,000	1,218,566
Studio City Finance Ltd., 5.00%, 1/15/29(1)	1,275,000	1,170,821
TKC Holdings, Inc., 10.50%, 5/15/29(1)	1,425,000	1,465,594
Travel & Leisure Co., 6.625%, 7/31/26(1)	2,025,000	2,048,522
Travel & Leisure Co., 4.625%, 3/1/30(1)	600,000	575,624
Vail Resorts, Inc., 5.625%, 7/15/30(1)(2)	575,000	575,000
Viking Cruises Ltd., 5.875%, 9/15/27(1)	3,850,000	3,854,558
Viking Cruises Ltd., 7.00%, 2/15/29(1)	1,500,000	1,514,093
Viking Cruises Ltd., 9.125%, 7/15/31(1)	1,700,000	1,831,964
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	1,375,000	1,369,154
VOC Escrow Ltd., 5.00%, 2/15/28(1)	1,600,000	1,592,918
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,375,000	1,376,964
Wynn Macau Ltd., 5.50%, 1/15/26(1)	800,000	800,849
Wynn Macau Ltd., 5.125%, 12/15/29(1)	2,750,000	2,644,648
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	2,503,000	2,486,624
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/31(1)	700,000	746,960
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)	1,325,000	1,334,324
Yum! Brands, Inc., 5.375%, 4/1/32	3,700,000	3,706,704
		155,702,534
Household Durables — 2.4%
Adams Homes, Inc., 9.25%, 10/15/28(1)	5,325,000	5,493,078
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.625%, 1/15/28(1)	1,225,000	1,230,824
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	669,011
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	1,850,000	1,766,353
Beazer Homes USA, Inc., 5.875%, 10/15/27	425,000	426,092
Beazer Homes USA, Inc., 7.25%, 10/15/29	2,425,000	2,449,876
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	875,000	888,151
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	1,425,000	1,298,080
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/30(1)	400,000	357,425
Century Communities, Inc., 6.75%, 6/1/27	550,000	551,172
Century Communities, Inc., 3.875%, 8/15/29(1)	1,325,000	1,228,716
Dream Finders Homes, Inc., 8.25%, 8/15/28(1)	1,450,000	1,512,643
Empire Communities Corp., 9.75%, 5/1/29(1)	1,150,000	1,177,481
Installed Building Products, Inc., 5.75%, 2/1/28(1)	1,450,000	1,451,583
K Hovnanian Enterprises, Inc., 11.75%, 9/30/29(1)	1,025,000	1,112,443
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	16,770
KB Home, 7.25%, 7/15/30	800,000	828,703
KB Home, 4.00%, 6/15/31	1,775,000	1,648,932
LGI Homes, Inc., 8.75%, 12/15/28(1)	1,600,000	1,664,262
LGI Homes, Inc., 4.00%, 7/15/29(1)	700,000	626,986
LGI Homes, Inc., 7.00%, 11/15/32(1)	750,000	714,563
Mattamy Group Corp., 4.625%, 3/1/30(1)	1,325,000	1,274,546
New Home Co., Inc., 9.25%, 10/1/29(1)	850,000	882,280
Newell Brands, Inc., 6.375%, 9/15/27	800,000	813,242

Newell Brands, Inc., 8.50%, 6/1/28(1)	1,175,000	1,236,935
Newell Brands, Inc., 6.625%, 9/15/29	900,000	892,569
Newell Brands, Inc., 6.375%, 5/15/30	750,000	731,493
Newell Brands, Inc., 6.625%, 5/15/32	775,000	741,255
Newell Brands, Inc., 6.875%, 4/1/36	2,175,000	2,087,767
Newell Brands, Inc., 7.00%, 4/1/46	825,000	706,052
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/28	1,025,000	1,010,419
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 4/1/29	2,175,000	2,121,770
Somnigroup International, Inc., 4.00%, 4/15/29(1)	425,000	406,779
Somnigroup International, Inc., 3.875%, 10/15/31(1)	725,000	659,912
STL Holding Co. LLC, 8.75%, 2/15/29(1)	1,125,000	1,179,880
SWF Holdings I Corp., 6.50%, 10/1/29(1)	950,000	368,125
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	525,000	533,245
TopBuild Corp., 4.125%, 2/15/32(1)	950,000	881,593
Tri Pointe Homes, Inc., 5.25%, 6/1/27	700,000	703,525
Whirlpool Corp., 6.125%, 6/15/30	1,225,000	1,236,544
Whirlpool Corp., 5.50%, 3/1/33	375,000	364,177
Whirlpool Corp., 6.50%, 6/15/33	675,000	677,796
Whirlpool Corp., 5.15%, 3/1/43	1,300,000	1,130,204
Whirlpool Corp., 4.50%, 6/1/46	743,000	572,238
Whirlpool Corp., 4.60%, 5/15/50	300,000	228,729
		48,554,219
Household Products — 0.1%
Central Garden & Pet Co., 4.125%, 10/15/30	450,000	425,296
Central Garden & Pet Co., 4.125%, 4/30/31(1)	900,000	836,528
		1,261,824
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp., VRN, 7.60%, 1/15/55	1,665,000	1,718,446
AES Corp., VRN, 6.95%, 7/15/55	500,000	489,004
Calpine Corp., 4.50%, 2/15/28(1)	850,000	843,641
Calpine Corp., 5.125%, 3/15/28(1)	2,825,000	2,823,600
Calpine Corp., 4.625%, 2/1/29(1)	575,000	568,269
Calpine Corp., 5.00%, 2/1/31(1)	2,875,000	2,846,075
Lightning Power LLC, 7.25%, 8/15/32(1)	2,425,000	2,553,769
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	280,000	277,339
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,129,000	1,081,623
TransAlta Corp., 7.75%, 11/15/29	800,000	841,045
		14,042,811
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 4.625%, 5/15/30(1)	425,000	409,119
Benteler International AG, 10.50%, 5/15/28(1)	600,000	632,018
Stena International SA, 7.25%, 1/15/31(1)	550,000	552,185
		1,593,322
Insurance — 1.3%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	2,275,000	2,355,984
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	2,050,000	1,968,907
Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29(1)	1,500,000	1,565,340
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29(1)	565,000	549,784
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30(1)	2,350,000	2,429,157
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/1/32(1)	200,000	203,010
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, 10/1/31(1)	300,000	305,955
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/1/32(1)	2,044,000	2,109,539
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	1,675,000	1,714,781
AssuredPartners, Inc., 5.625%, 1/15/29(1)	1,250,000	1,247,467
AssuredPartners, Inc., 7.50%, 2/15/32(1)	475,000	511,018

Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/31(1)	1,925,000	2,002,570
Genworth Holdings, Inc., VRN, 6.59%, (3-month SOFR plus 2.26%), 11/15/66	250,000	214,169
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 2/15/31(1)	600,000	621,787
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.125%, 2/15/32(1)	400,000	418,002
HUB International Ltd., 5.625%, 12/1/29(1)	625,000	625,581
HUB International Ltd., 7.25%, 6/15/30(1)	2,825,000	2,954,300
MBIA Insurance Corp., VRN, 15.78%, 1/15/33(1)(3)(5)	125,000	5,938
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	1,675,000	1,741,005
Ryan Specialty LLC, 5.875%, 8/1/32(1)	1,725,000	1,739,673
		25,283,967
Interactive Media and Services — 0.4%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	1,400,000	1,340,907
Snap, Inc., 6.875%, 3/1/33(1)	6,025,000	6,186,175
Ziff Davis, Inc., 4.625%, 10/15/30(1)	468,000	437,247
		7,964,329
IT Services — 0.4%
ASGN, Inc., 4.625%, 5/15/28(1)	2,358,000	2,301,172
CoreWeave, Inc., 9.25%, 6/1/30(1)	2,575,000	2,634,697
Exela Intermediate LLC/Exela Finance, Inc., 11.50%, 4/15/26(1)(3)(5)	2,454,137	122,707
Newfold Digital Holdings Group, Inc., 6.00%, 2/15/29(1)	725,000	422,312
Twilio, Inc., 3.875%, 3/15/31	1,300,000	1,217,042
Xerox Issuer Corp., 13.50%, 4/15/31(1)	675,000	693,535
		7,391,465
Leisure Products — 0.1%
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	2,375,000	1,877,531
Mattel, Inc., 5.45%, 11/1/41	875,000	783,737
		2,661,268
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	725,000	703,970
Charles River Laboratories International, Inc., 3.75%, 3/15/29(1)	425,000	399,269
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	1,150,000	1,054,456
		2,157,695
Machinery — 0.6%
Allison Transmission, Inc., 4.75%, 10/1/27(1)	625,000	619,706
Allison Transmission, Inc., 5.875%, 6/1/29(1)	125,000	126,369
Allison Transmission, Inc., 3.75%, 1/30/31(1)	1,175,000	1,077,717
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	1,275,000	1,334,668
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	1,125,000	1,146,317
Manitowoc Co., Inc., 9.25%, 10/1/31(1)	1,075,000	1,132,720
Terex Corp., 5.00%, 5/15/29(1)	2,150,000	2,100,053
Terex Corp., 6.25%, 10/15/32(1)	525,000	526,415
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	1,150,000	1,149,959
Trinity Industries, Inc., 7.75%, 7/15/28(1)	2,075,000	2,162,484
		11,376,408
Media — 8.5%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(1)	400,000	312,154
Altice Financing SA, 9.625%, 7/15/27(1)	1,400,000	1,205,113
Altice Financing SA, 5.00%, 1/15/28(1)	2,500,000	1,883,084
AMC Networks, Inc., 10.25%, 1/15/29(1)	600,000	622,500
AMC Networks, Inc., 4.25%, 2/15/29	2,525,000	2,025,214
AMC Networks, Inc., 10.50%, 7/15/32(1)(2)	1,050,000	1,064,595
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	1,200,000	1,196,446
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	4,225,000	4,312,695
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	575,000	548,553
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	1,758,000	1,643,385

CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	1,075,000	1,122,338
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	10,875,000	10,322,027
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	6,600,000	6,150,327
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	6,625,000	6,059,591
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	8,725,000	7,772,335
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45	650,000	644,485
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375%, 5/1/47	1,950,000	1,693,628
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	750,000	600,502
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	2,975,000	2,943,016
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,200,000	2,080,705
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,275,000	1,180,290
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,475,000	1,523,902
CSC Holdings LLC, 5.50%, 4/15/27(1)	4,075,000	3,894,036
CSC Holdings LLC, 5.375%, 2/1/28(1)	1,100,000	1,008,052
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,200,000	891,679
CSC Holdings LLC, 11.25%, 5/15/28(1)	2,400,000	2,392,816
CSC Holdings LLC, 11.75%, 1/31/29(1)	4,425,000	4,211,630
CSC Holdings LLC, 6.50%, 2/1/29(1)	2,675,000	2,177,411
CSC Holdings LLC, 5.75%, 1/15/30(1)	2,048,000	1,015,011
CSC Holdings LLC, 4.125%, 12/1/30(1)	1,100,000	777,021
CSC Holdings LLC, 4.625%, 12/1/30(1)	2,865,000	1,334,906
CSC Holdings LLC, 3.375%, 2/15/31(1)	1,000,000	693,759
CSC Holdings LLC, 4.50%, 11/15/31(1)	2,775,000	1,955,098
CSC Holdings LLC, 5.00%, 11/15/31(1)	3,575,000	1,671,313
Directv Financing LLC, 8.875%, 2/1/30(1)	744,000	730,228
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	1,875,000	1,870,052
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	7,384,000	7,173,692
Discovery Communications LLC, 4.125%, 5/15/29	175,000	162,665
DISH DBS Corp., 7.75%, 7/1/26	1,900,000	1,689,108
DISH DBS Corp., 5.25%, 12/1/26(1)	3,350,000	3,046,406
DISH DBS Corp., 7.375%, 7/1/28	1,225,000	885,642
DISH DBS Corp., 5.75%, 12/1/28(1)	2,150,000	1,865,125
DISH DBS Corp., 5.125%, 6/1/29	1,900,000	1,268,250
DISH Network Corp., 11.75%, 11/15/27(1)	5,050,000	5,209,560
EchoStar Corp., 10.75%, 11/30/29	9,700,510	9,999,245
EchoStar Corp., 6.75% PIK, 11/30/30	3,759,578	3,433,868
Gray Media, Inc., 4.75%, 10/15/30(1)	1,410,000	1,068,075
Gray Media, Inc., 5.375%, 11/15/31(1)	2,867,000	2,152,246
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	423,813	349,646
iHeartCommunications, Inc., 10.875%, 5/1/30(1)	920,000	453,100
iHeartCommunications, Inc., 7.75%, 8/15/30(1)	1,714,000	1,328,350
iHeartCommunications, Inc., 7.00%, 1/15/31(1)	549,200	405,035
Lamar Media Corp., 4.00%, 2/15/30	1,075,000	1,027,827
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	550,000	324,517
Liberty Interactive LLC, 8.25%, 2/1/30	750,000	90,000
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,275,000	1,299,062
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	650,000	678,536
Midcontinent Communications, 8.00%, 8/15/32(1)	950,000	1,006,548
News Corp., 5.125%, 2/15/32(1)	2,900,000	2,839,964
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	3,825,000	3,808,280
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	2,633,000	2,520,567
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)	1,875,000	1,792,166
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	625,000	433,319
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	650,000	579,045
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	1,375,000	1,324,141

Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	275,000	223,094
Sinclair Television Group, Inc., 4.375%, 12/31/32(1)	1,000,000	703,440
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	825,000	810,063
Sirius XM Radio LLC, 5.00%, 8/1/27(1)	1,875,000	1,860,260
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	1,975,000	1,898,249
Sirius XM Radio LLC, 5.50%, 7/1/29(1)	1,150,000	1,143,170
Sirius XM Radio LLC, 4.125%, 7/1/30(1)	225,000	207,600
Sirius XM Radio LLC, 3.875%, 9/1/31(1)	3,225,000	2,868,766
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	3,950,000	3,738,181
Sunrise HoldCo IV BV, 5.50%, 1/15/28(1)	1,000,000	994,207
TEGNA, Inc., 4.625%, 3/15/28	600,000	585,354
TEGNA, Inc., 5.00%, 9/15/29	625,000	597,446
Univision Communications, Inc., 6.625%, 6/1/27(1)	2,150,000	2,146,113
Univision Communications, Inc., 8.00%, 8/15/28(1)	750,000	761,707
Univision Communications, Inc., 4.50%, 5/1/29(1)	3,375,000	3,071,846
Univision Communications, Inc., 7.375%, 6/30/30(1)	1,775,000	1,745,722
Univision Communications, Inc., 8.50%, 7/31/31(1)	2,825,000	2,830,686
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	1,900,000	1,737,912
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,300,000	1,273,546
VZ Secured Financing BV, 5.00%, 1/15/32(1)	750,000	667,836
		169,609,080
Metals and Mining — 2.7%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	278,000	265,189
Alcoa Nederland Holding BV, 7.125%, 3/15/31(1)	2,550,000	2,677,954
Algoma Steel, Inc., 9.125%, 4/15/29(1)	1,341,000	1,242,061
Alumina Pty. Ltd., 6.125%, 3/15/30(1)	225,000	228,539
Alumina Pty. Ltd., 6.375%, 9/15/32(1)	275,000	280,344
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	1,925,000	2,056,747
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	525,000	589,146
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	1,325,000	1,228,451
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,545,000	1,558,476
Capstone Copper Corp., 6.75%, 3/31/33(1)	400,000	409,834
Carpenter Technology Corp., 6.375%, 7/15/28	1,994,000	2,000,726
Champion Iron Canada, Inc., 7.875%, 7/15/32(1)(2)	625,000	634,095
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	2,040,000	2,039,631
Cleveland-Cliffs, Inc., 6.875%, 11/1/29(1)	1,625,000	1,601,330
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	1,075,000	1,040,830
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,000,000	856,365
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	400,000	386,120
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	1,440,000	1,359,232
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	950,000	892,660
Coeur Mining, Inc., 5.125%, 2/15/29(1)	1,050,000	1,024,464
Commercial Metals Co., 4.125%, 1/15/30	775,000	744,593
Commercial Metals Co., 4.375%, 3/15/32	775,000	714,469
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	825,000	852,988
Constellium SE, 6.375%, 8/15/32(1)	1,000,000	1,017,310
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)	650,000	690,688
First Quantum Minerals Ltd., 8.00%, 3/1/33(1)	1,475,000	1,514,737
FMG Resources August 2006 Pty. Ltd., 5.875%, 4/15/30(1)	1,125,000	1,139,933
FMG Resources August 2006 Pty. Ltd., 4.375%, 4/1/31(1)	3,150,000	2,945,632
FMG Resources August 2006 Pty. Ltd., 6.125%, 4/15/32(1)	3,275,000	3,333,544
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,000,000	945,641
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	950,000	944,688
IAMGOLD Corp., 5.75%, 10/15/28(1)	675,000	669,818
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(1)	850,000	918,587

Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	1,441,000	1,410,833
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	1,328,000	1,243,314
Mineral Resources Ltd., 8.125%, 5/1/27(1)	1,225,000	1,225,237
Mineral Resources Ltd., 8.00%, 11/1/27(1)	875,000	879,716
Mineral Resources Ltd., 9.25%, 10/1/28(1)	500,000	512,329
Mineral Resources Ltd., 8.50%, 5/1/30(1)	1,592,000	1,585,366
Novelis Corp., 4.75%, 1/30/30(1)	1,450,000	1,390,291
Novelis Corp., 6.875%, 1/30/30(1)	1,050,000	1,086,284
Novelis Corp., 3.875%, 8/15/31(1)	525,000	472,159
Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,550,000	1,515,059
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	1,175,000	1,139,278
Taseko Mines Ltd., 8.25%, 5/1/30(1)	1,308,000	1,370,952
TMS International Corp., 6.25%, 4/15/29(1)	725,000	689,933
		53,325,573
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	2,075,000	2,023,592
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(1)	525,000	558,849
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	850,000	838,550
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	650,000	680,124
Rithm Capital Corp., 8.00%, 4/1/29(1)	2,075,000	2,097,964
Rithm Capital Corp., 8.00%, 7/15/30(1)	575,000	578,315
Starwood Property Trust, Inc., 6.00%, 4/15/30(1)	2,300,000	2,327,860
Starwood Property Trust, Inc., 6.50%, 7/1/30(1)	950,000	981,858
Starwood Property Trust, Inc., 6.50%, 10/15/30(1)	850,000	879,699
		10,966,811
Oil, Gas and Consumable Fuels — 10.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	1,300,000	1,364,583
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,400,000	1,399,163
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	750,000	744,871
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/1/32(1)	1,425,000	1,472,823
Antero Resources Corp. , 7.625%, 2/1/29(1)	556,000	571,205
APA Corp., 7.375%, 8/15/47(1)	600,000	590,303
APA Corp., 5.35%, 7/1/49(1)	950,000	754,855
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/1/27(1)	2,150,000	2,638,437
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 10/15/32(1)	525,000	534,675
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 7/15/33(1)	800,000	812,126
Baytex Energy Corp., 8.50%, 4/30/30(1)	1,700,000	1,702,263
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	1,375,000	1,435,890
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	400,000	424,117
Buckeye Partners LP, 6.875%, 7/1/29(1)	1,550,000	1,606,803
Buckeye Partners LP, 6.75%, 2/1/30(1)	550,000	571,330
Buckeye Partners LP, 5.85%, 11/15/43	825,000	727,973
California Resources Corp., 8.25%, 6/15/29(1)	1,025,000	1,052,928
Chord Energy Corp., 6.75%, 3/15/33(1)	725,000	741,130
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	1,750,000	1,750,557
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	2,300,000	2,398,093
Civitas Resources, Inc., 5.00%, 10/15/26(1)	2,850,000	2,816,154
Civitas Resources, Inc., 8.375%, 7/1/28(1)	975,000	999,532
Civitas Resources, Inc., 8.625%, 11/1/30(1)	2,950,000	2,997,356
Civitas Resources, Inc., 8.75%, 7/1/31(1)	2,112,000	2,138,103
Civitas Resources, Inc., 9.625%, 6/15/33(1)	3,325,000	3,411,187
CNX Resources Corp., 6.00%, 1/15/29(1)	1,150,000	1,155,345
CNX Resources Corp., 7.375%, 1/15/31(1)	1,000,000	1,043,866
CNX Resources Corp., 7.25%, 3/1/32(1)	825,000	854,797
Comstock Resources, Inc., 6.75%, 3/1/29(1)	1,633,000	1,637,889

Comstock Resources, Inc., 6.75%, 3/1/29(1)	100,000	99,775
Comstock Resources, Inc., 5.875%, 1/15/30(1)	3,240,000	3,150,104
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	4,600,000	4,547,451
Crescent Energy Finance LLC, 9.25%, 2/15/28(1)	1,575,000	1,642,780
Crescent Energy Finance LLC, 7.625%, 4/1/32(1)	1,025,000	1,001,671
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	800,000	765,429
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,375,000	1,381,580
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	3,925,000	4,076,258
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.375%, 6/30/33(1)	2,625,000	2,615,039
DT Midstream, Inc., 4.125%, 6/15/29(1)	275,000	265,779
DT Midstream, Inc., 4.375%, 6/15/31(1)	800,000	766,596
Energy Transfer LP, VRN, 7.125%, 10/1/54	1,375,000	1,411,077
EQT Corp., 6.50%, 7/1/27(1)	550,000	562,580
EQT Corp., 4.50%, 1/15/29(1)	878,000	867,653
Expand Energy Corp., 5.875%, 2/1/29(1)	1,100,000	1,105,144
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	600,000	609,284
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/30	1,125,000	1,195,387
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	2,300,000	2,393,394
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 5/15/33	2,300,000	2,406,633
Global Partners LP/GLP Finance Corp., 7.125%, 7/1/33(1)	700,000	710,321
Gulfport Energy Operating Corp., 6.75%, 9/1/29(1)	625,000	641,314
Harvest Midstream I LP, 7.50%, 9/1/28(1)	1,925,000	1,959,161
Harvest Midstream I LP, 7.50%, 5/15/32(1)	1,375,000	1,453,277
Hess Midstream Operations LP, 5.875%, 3/1/28(1)	525,000	533,154
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,645,000	1,634,619
Hess Midstream Operations LP, 6.50%, 6/1/29(1)	825,000	848,990
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	421,000	405,117
Hess Midstream Operations LP, 5.50%, 10/15/30(1)	1,596,000	1,604,164
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	600,000	601,765
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30(1)	1,300,000	1,264,989
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	1,650,000	1,597,413
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32(1)	950,000	907,993
Hilcorp Energy I LP/Hilcorp Finance Co., 8.375%, 11/1/33(1)	2,100,000	2,180,560
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	750,000	734,086
ITT Holdings LLC, 6.50%, 8/1/29(1)	1,675,000	1,594,267
Kimmeridge Texas Gas LLC, 8.50%, 2/15/30(1)	500,000	517,886
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29(1)	1,625,000	1,597,815
Long Ridge Energy LLC, 8.75%, 2/15/32(1)	675,000	701,695
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/32(1)	1,950,000	1,965,573
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	2,800,000	2,954,526
Matador Resources Co., 6.875%, 4/15/28(1)	1,125,000	1,147,970
Matador Resources Co., 6.50%, 4/15/32(1)	1,450,000	1,451,712
Matador Resources Co., 6.25%, 4/15/33(1)	3,075,000	3,059,954
MEG Energy Corp., 5.875%, 2/1/29(1)	890,000	889,648
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31(1)	1,000,000	973,440
Murphy Oil Corp., 6.00%, 10/1/32	1,030,000	983,062
Murray Energy Corp., 12.00%, 4/15/24(1)(5)(6)	5,425,447	54
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	1,075,000	597,458
NFE Financing LLC, 12.00%, 11/15/29(1)	4,250,000	1,933,006
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	3,010,000	3,043,309
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	2,525,000	2,534,653
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	3,250,000	3,281,220
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	1,150,000	1,186,507
Northriver Midstream Finance LP, 6.75%, 7/15/32(1)	1,850,000	1,917,290
NuStar Logistics LP, 5.625%, 4/28/27	1,225,000	1,236,410

NuStar Logistics LP, 6.375%, 10/1/30	1,850,000	1,918,358
ONEOK, Inc., 5.60%, 4/1/44	1,400,000	1,279,778
ONEOK, Inc., 5.05%, 4/1/45	1,200,000	1,013,431
ONEOK, Inc., 5.45%, 6/1/47	1,525,000	1,354,894
Parkland Corp., 4.50%, 10/1/29(1)	4,425,000	4,257,005
Parkland Corp., 4.625%, 5/1/30(1)	1,325,000	1,269,822
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	4,399,000	4,210,566
PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/30(1)	1,025,000	921,040
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	3,866,000	3,870,896
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	1,000,000	1,023,125
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	1,556,000	1,563,064
Prairie Acquiror LP, 9.00%, 8/1/29(1)	1,275,000	1,328,985
Range Resources Corp., 8.25%, 1/15/29	1,245,000	1,282,650
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	700,000	687,659
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	645,000	625,762
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	1,400,000	1,405,947
Saturn Oil & Gas, Inc., 9.625%, 6/15/29(1)	664,000	660,401
SM Energy Co., 6.50%, 7/15/28	2,100,000	2,119,666
SM Energy Co., 6.75%, 8/1/29(1)	1,250,000	1,246,492
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.50%, 3/1/55(1)	850,000	877,754
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.625%, 3/1/55(1)	1,075,000	1,120,507
Sunoco LP, 7.00%, 5/1/29(1)	350,000	364,733
Sunoco LP, 6.25%, 7/1/33(1)	1,850,000	1,882,049
Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	1,375,000	1,375,484
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	1,125,000	1,161,533
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	1,975,000	1,900,555
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.375%, 2/15/29(1)	1,300,000	1,336,941
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	850,000	834,820
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,175,000	1,147,735
Talos Production, Inc., 9.00%, 2/1/29(1)	750,000	768,423
Talos Production, Inc., 9.375%, 2/1/31(1)	2,210,000	2,258,100
Targa Resources Corp., 4.95%, 4/15/52	600,000	501,159
Targa Resources Corp., 6.50%, 2/15/53	600,000	616,498
Targa Resources Corp., 6.125%, 5/15/55	800,000	783,280
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,350,000	1,348,742
TransMontaigne Partners LLC, 8.50%, 6/15/30(1)	1,100,000	1,145,227
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	1,600,000	1,651,384
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,700,000	1,574,739
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	2,699,000	2,791,222
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	3,400,000	3,706,010
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	2,400,000	2,494,442
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	3,275,000	3,538,926
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(2)	4,325,000	4,325,000
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	1,300,000	1,250,939
Vermilion Energy, Inc., 7.25%, 2/15/33(1)	350,000	328,761
Vital Energy, Inc., 7.75%, 7/31/29(1)	2,350,000	2,084,201
Vital Energy, Inc., 9.75%, 10/15/30	775,000	702,098
Vital Energy, Inc., 7.875%, 4/15/32(1)	2,070,000	1,771,497
Western Midstream Operating LP, 5.45%, 4/1/44	300,000	262,280
Western Midstream Operating LP, 5.30%, 3/1/48	520,000	434,433
Western Midstream Operating LP, 5.50%, 8/15/48	300,000	258,222
		200,493,581
Paper and Forest Products — 0.1%
Domtar Corp., 6.75%, 10/1/28(1)	1,138,000	1,031,831
Magnera Corp., 4.75%, 11/15/29(1)	571,000	505,130

Magnera Corp., 7.25%, 11/15/31(1)	275,000	259,538
Mercer International, Inc., 12.875%, 10/1/28(1)	375,000	380,818
Mercer International, Inc., 5.125%, 2/1/29	900,000	734,911
		2,912,228
Passenger Airlines — 0.9%
Allegiant Travel Co., 7.25%, 8/15/27(1)	775,000	775,841
American Airlines, Inc., 7.25%, 2/15/28(1)	1,750,000	1,788,367
American Airlines, Inc., 8.50%, 5/15/29(1)	2,475,000	2,596,668
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	4,725,000	4,723,808
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,008,333	1,006,650
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	4,821,000	4,693,274
Latam Airlines Group SA, 7.875%, 4/15/30(1)	1,075,000	1,097,844
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00% Cash plus 4.00% PIK, 3/12/30(1)	709,460	509,037
United Airlines, Inc., 4.625%, 4/15/29(1)	1,275,000	1,238,478
		18,429,967
Personal Care Products — 0.2%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	2,950,000	3,075,018
Pharmaceuticals — 1.4%
1261229 BC Ltd., 10.00%, 4/15/32(1)	7,225,000	7,293,565
Bausch Health Americas, Inc., 9.25%, 4/1/26(1)	1,475,000	1,472,552
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	2,485,000	2,368,590
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	1,075,000	909,219
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	700,000	591,063
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	2,625,000	2,600,614
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	500,000	351,875
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	1,375,000	984,115
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	1,225,000	776,766
Bausch Health Cos., Inc., 14.00%, 10/15/30(1)	300,000	262,716
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	550,000	324,940
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	400,000	423,923
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(1)	300,371	311,261
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	2,275,000	2,189,453
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	3,075,000	2,671,208
Organon & Co./Organon Foreign Debt Co-Issuer BV, 6.75%, 5/15/34(1)	600,000	576,958
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.875%, 5/15/34(1)	600,000	542,579
P&L Development LLC/PLD Finance Corp., 9.00% Cash plus 3.50% PIK, 5/15/29(1)	770,677	782,345
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	625,000	631,413
Prestige Brands, Inc., 5.125%, 1/15/28(1)	800,000	794,256
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,125,000	1,037,437
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	425,000	306,113
		28,202,961
Professional Services — 0.3%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	1,025,000	1,055,605
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	700,000	681,338
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	2,325,000	2,156,840
Concentra Health Services, Inc., 6.875%, 7/15/32(1)	1,700,000	1,762,243
		5,656,026
Real Estate Management and Development — 0.9%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)	3,793,600	3,547,668
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	2,243,000	1,969,793
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/30(1)	900,000	738,412
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	1,000,000	1,016,909
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	800,000	807,333
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)	600,000	644,769
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,350,000	1,329,868

Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	1,075,000	1,141,891
Howard Hughes Corp., 5.375%, 8/1/28(1)	2,800,000	2,781,102
Howard Hughes Corp., 4.125%, 2/1/29(1)	1,975,000	1,882,229
Kennedy-Wilson, Inc., 4.75%, 2/1/30	2,025,000	1,856,530
		17,716,504
Semiconductors and Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	866,000	868,851
ams-OSRAM AG, 12.25%, 3/30/29(1)	450,000	480,542
ON Semiconductor Corp., 3.875%, 9/1/28(1)	1,850,000	1,791,205
Synaptics, Inc., 4.00%, 6/15/29(1)	1,563,000	1,485,410
		4,626,008
Software — 2.8%
Camelot Finance SA, 4.50%, 11/1/26(1)	357,000	351,745
Castle U.S. Holding Corp., 10.00%, 6/30/31(1)	2,161,000	972,450
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)	321,000	265,740
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	400,000	326,564
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	7,450,000	7,524,187
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	10,125,000	10,504,236
Dye & Durham Ltd., 8.625%, 4/15/29(1)	475,000	497,467
Elastic NV, 4.125%, 7/15/29(1)	1,300,000	1,243,295
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)	1,075,000	1,102,084
Fair Isaac Corp., 6.00%, 5/15/33(1)	1,425,000	1,441,624
Gen Digital, Inc., 6.75%, 9/30/27(1)	975,000	993,069
Gen Digital, Inc., 7.125%, 9/30/30(1)	1,975,000	2,051,470
Gen Digital, Inc., 6.25%, 4/1/33(1)	350,000	360,270
GoTo Group, Inc., 5.50%, 5/1/28(1)	905,520	744,790
GoTo Group, Inc., 5.50%, 5/1/28(1)	1,250,480	409,532
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.625%, 5/1/28(1)	500,000	473,456
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 8.75%, 5/1/29(1)	1,000,000	1,029,515
Open Text Corp., 3.875%, 2/15/28(1)	1,625,000	1,577,405
Open Text Corp., 3.875%, 12/1/29(1)	2,425,000	2,286,576
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	2,100,000	1,986,684
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	3,025,000	2,787,875
Rocket Software, Inc., 9.00%, 11/28/28(1)	2,375,000	2,450,264
Rocket Software, Inc., 6.50%, 2/15/29(1)	525,000	509,918
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	4,420,000	4,426,948
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	4,125,000	4,285,982
Synopsys, Inc., 5.70%, 4/1/55	1,250,000	1,243,706
UKG, Inc., 6.875%, 2/1/31(1)	3,175,000	3,296,285
		55,143,137
Specialized REITs — 0.7%
Iron Mountain, Inc., 4.875%, 9/15/27(1)	350,000	348,255
Iron Mountain, Inc., 5.25%, 3/15/28(1)	2,350,000	2,341,275
Iron Mountain, Inc., 5.00%, 7/15/28(1)	1,050,000	1,042,458
Iron Mountain, Inc., 5.25%, 7/15/30(1)	4,200,000	4,145,598
Iron Mountain, Inc., 4.50%, 2/15/31(1)	3,150,000	3,003,652
Iron Mountain, Inc., 6.25%, 1/15/33(1)	1,850,000	1,903,476
SBA Communications Corp., 3.875%, 2/15/27	650,000	640,446
		13,425,160
Specialty Retail — 2.2%
Asbury Automotive Group, Inc., 4.50%, 3/1/28	645,000	636,626
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	825,000	797,158
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	350,000	333,233
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	1,625,000	1,676,495
Bath & Body Works, Inc., 6.75%, 7/1/36	2,300,000	2,341,352

BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)	1,075,000	1,039,788
Carvana Co., 11.00%, 6/1/30(1)	871,500	917,043
Carvana Co., 14.00% PIK, 6/1/31(1)	1,944,417	2,305,382
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	2,825,000	2,803,901
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	3,500,000	3,240,998
Gap, Inc., 3.625%, 10/1/29(1)	1,125,000	1,046,249
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	1,675,000	1,549,681
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 8/15/29(1)	1,000,000	979,484
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 1/15/32(1)	1,266,000	1,080,214
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,650,000	1,432,786
Lithia Motors, Inc., 4.625%, 12/15/27(1)	1,525,000	1,514,266
Lithia Motors, Inc., 3.875%, 6/1/29(1)	2,725,000	2,600,971
Michaels Cos., Inc., 5.25%, 5/1/28(1)	1,975,000	1,588,891
Michaels Cos., Inc., 7.875%, 5/1/29(1)	2,550,000	1,683,000
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,025,000	1,008,271
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	425,000	392,555
Park River Holdings, Inc., 5.625%, 2/1/29(1)	600,000	489,150
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,700,000	1,659,224
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	1,700,000	1,653,628
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	920,000	893,307
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	475,000	451,773
Staples, Inc., 10.75%, 9/1/29(1)	2,550,000	2,426,134
Staples, Inc., 12.75%, 1/15/30(1)	2,681,296	1,787,772
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,200,000	1,136,067
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	975,000	938,431
Velocity Vehicle Group LLC, 8.00%, 6/1/29(1)	625,000	625,005
White Cap Buyer LLC, 6.875%, 10/15/28(1)	1,000,000	999,243
		44,028,078
Technology Hardware, Storage and Peripherals — 0.5%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	1,225,000	1,302,659
Hewlett Packard Enterprise Co., 5.60%, 10/15/54	425,000	392,815
NCR Voyix Corp., 5.00%, 10/1/28(1)	1,350,000	1,337,422
NCR Voyix Corp., 5.125%, 4/15/29(1)	1,054,000	1,039,030
Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/30(1)	1,400,000	1,424,401
Seagate HDD Cayman, 4.09%, 6/1/29	450,000	431,464
Seagate HDD Cayman, 4.125%, 1/15/31	1,760,000	1,619,372
Seagate HDD Cayman, 9.625%, 12/1/32	2,145,000	2,419,719
Xerox Holdings Corp., 5.50%, 8/15/28(1)	525,000	401,811
Xerox Holdings Corp., 8.875%, 11/30/29(1)	200,000	151,208
		10,519,901
Textiles, Apparel and Luxury Goods — 0.5%
Beach Acquisition Bidco LLC, 10.00% Cash or 10.75% PIK, 7/15/33(1)(2)	3,400,000	3,532,651
Crocs, Inc., 4.25%, 3/15/29(1)	925,000	883,263
Crocs, Inc., 4.125%, 8/15/31(1)	1,725,000	1,555,220
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, 7.50%, 7/18/25(1)	933,750	709,650
Kontoor Brands, Inc., 4.125%, 11/15/29(1)	850,000	799,626
S&S Holdings LLC, 8.375%, 10/1/31(1)	975,000	953,660
VF Corp., 6.00%, 10/15/33	750,000	693,144
		9,127,214
Trading Companies and Distributors — 0.7%
Alta Equipment Group, Inc., 9.00%, 6/1/29(1)	925,000	863,320
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	1,625,000	1,617,270
Fortress Transportation & Infrastructure Investors LLC, 7.875%, 12/1/30(1)	350,000	371,615
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 5/1/31(1)	2,200,000	2,279,497
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	2,925,000	3,022,163

Fortress Transportation & Infrastructure Investors LLC, 5.875%, 4/15/33(1)	1,900,000	1,877,636
Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	1,600,000	1,468,920
Herc Holdings, Inc., 6.625%, 6/15/29(1)	575,000	590,444
QXO Building Products, Inc., 6.75%, 4/30/32(1)	1,125,000	1,161,790
		13,252,655
Transportation Infrastructure — 0.2%
Beacon Mobility Corp., 7.25%, 8/1/30(1)(2)	675,000	689,730
Seaspan Corp., 5.50%, 8/1/29(1)	1,625,000	1,546,198
Star Leasing Co. LLC, 7.625%, 2/15/30(1)	775,000	769,166
		3,005,094
Water Utilities — 0.1%
Aris Water Holdings LLC, 7.25%, 4/1/30(1)	1,200,000	1,239,070
Wireless Telecommunication Services — 0.6%
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)	1,200,000	1,228,545
Digicel Group Holdings Ltd., Series 1B14, 0.00%, 12/31/30(1)(4)	682,295	51,172
Digicel Group Holdings Ltd., Series 3B14, 0.00%, 12/31/30(1)(4)	174,996	5,250
Rogers Communications, Inc., VRN, 7.00%, 4/15/55	325,000	333,079
Rogers Communications, Inc., VRN, 7.125%, 4/15/55	650,000	659,174
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	2,350,000	2,154,349
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	3,300,000	3,054,649
Vmed O2 U.K. Financing I PLC, 7.75%, 4/15/32(1)	800,000	832,318
Vodafone Group PLC, VRN, 7.00%, 4/4/79	1,875,000	1,959,187
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,600,000	1,711,192
		11,988,915
TOTAL CORPORATE BONDS (Cost $1,915,043,630)		1,900,568,120
BANK LOAN OBLIGATIONS(7) — 1.3%
Chemicals — 0.0%
Polar U.S. Borrower LLC, 2024 Term Loan B1B, 10.00% Cash plus 0.75% PIK, 10/16/28	1,126,229	437,219
Construction Materials — 0.1%
Quikrete Holdings, Inc., 2025 Term Loan B, 6.58%, (1-month SOFR plus 2.25%), 2/10/32	1,496,250	1,496,063
Diversified Telecommunication Services — 0.0%
Windstream Services LLC, 2024 Term Loan B, 9.18%, (1-month SOFR plus 4.75%), 10/1/31	475,000	477,969
Entertainment — 0.0%
Allen Media LLC, 2021 Term Loan B, 9.95%, (3-month SOFR plus 5.50%), 2/10/27	821,580	530,330
Food Products — 0.2%
Northeast Grocery, Inc., Term Loan B, 11.82%, (3-month SOFR plus 7.50%), 12/13/28	2,920,084	2,935,896
Ground Transportation — 0.0%
Vortex Opco LLC, First Out Term Loan, 10.55%, (3-month SOFR plus 6.25%), 4/30/30	280,800	282,204
Health Care Providers and Services — 0.0%
MPH Acquisition Holdings LLC, 2025 Exchange 1st Out Term Loan, 8.03%, (3-month SOFR plus 3.75%), 12/31/30	339,145	334,736
Independent Power and Renewable Electricity Producers — 0.1%
Lightning Power LLC, Term Loan B, 6.55%, (3-month SOFR plus 2.25%), 8/18/31	1,116,562	1,119,895
IT Services — 0.6%
Amentum Government Services Holdings LLC, 2024 Term Loan B, 6.58%, (1-month SOFR plus 2.25%), 9/29/31	1,816,397	1,816,397
Twitter, Inc., 2025 Fixed Term Loan, 9.50%, 10/26/29	8,850,000	8,617,687
Vericast Corp., 2024 Extended Term Loan, 12.05%, (3-month SOFR plus 7.75%), 6/15/30	975,560	940,201
		11,374,285
Media — 0.0%
Univision Communications, Inc., 2022 First Lien Term Loan B, 8.55%, (3-month SOFR plus 4.25%), 6/24/29	72,750	72,629
Paper and Forest Products — 0.1%
Glatfelter Corp., Term Loan B, 8.58%, (3-month SOFR plus 4.25%), 11/4/31	1,542,250	1,517,188
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan B, 7.55%, (3-month SOFR plus 3.25%), 2/14/31	2,120,774	2,123,690

Pharmaceuticals — 0.0%
Bausch Health Cos., Inc., 2025 Term Loan B, 10.56%, (1-month SOFR plus 6.25%), 10/8/30	800,000	773,312
Textiles, Apparel and Luxury Goods — 0.1%
Beach Acquisition Bidco LLC, USD Term Loan B, 6/25/32(8)	975,000	981,094
Champ Acquisition Corp., 2024 Term Loan B, 8.17%, (6-month SOFR plus 4.00%), 11/25/31	444,375	448,541
		1,429,635
TOTAL BANK LOAN OBLIGATIONS (Cost $25,810,565)		24,905,051
PREFERRED SECURITIES — 0.9%
Banks — 0.1%
BW Real Estate, Inc., 9.50%(1)	525,000	541,041
Citigroup, Inc., 4.00%	700,000	696,817
		1,237,858
Capital Markets — 0.0%
Goldman Sachs Group, Inc., 7.56%	1,025,000	1,029,605
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	1,700,000	1,646,684
Electric Utilities — 0.2%
Electricite de France SA, 9.125%(1)	800,000	904,340
NRG Energy, Inc., 10.25%(1)	2,025,000	2,249,920
		3,154,260
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp., 7.00%(1)	3,435,000	3,478,549
Vistra Corp., 8.00%(1)	3,034,000	3,109,465
		6,588,014
Oil, Gas and Consumable Fuels — 0.1%
Plains All American Pipeline LP, 8.70%	1,825,000	1,833,421
Venture Global LNG, Inc., 9.00%(1)	150,000	145,972
		1,979,393
Software — 0.1%
MicroStrategy, Inc., 10.00%	24,400	2,189,900
TOTAL PREFERRED SECURITIES (Cost $16,455,847)		17,825,714
COMMON STOCKS — 0.4%
Building Products — 0.0%
Hardwood Holdings LLC (Acquired 4/27/21, Cost $12,630)(5)(9)	1,684	21,050
Chemicals — 0.0%
Cornerstone Chemical Co. (Acquired 1/11/24, Cost $54,814)(5)(9)	15,661	157
Consumer Finance — 0.0%
Curo Group Holdings LLC(5)	14,289	86,627
Consumer Staples Distribution & Retail — 0.0%
Rite Aid Corp. (Acquired 9/4/24, Cost $77,100)(5)(9)	1,028	6,425
Diversified Telecommunication Services — 0.1%
Intelsat SA	32,375	1,354,354
Energy Equipment and Services — 0.1%
Superior Energy Services (Acquired 2/16/21, Cost $1,458,432)(5)(9)	26,494	1,510,158
Gas Utilities — 0.0%
Ferrellgas Partners LP, Class B(5)	364	45,500
Health Care Providers and Services — 0.0%
Air Methods Corp. (Acquired 2/20/24, Cost $26,325)(5)(9)	1,080	72,900
IT Services — 0.1%
Carnelian Point Holdings LP (Acquired 2/3/15 - 4/27/21, Cost $5,024,155)(5)(9)	2,222	16,332
Carnelian Point Holdings LP (Acquired 6/3/24, Cost $3,259,445)(5)(9)	235,339	1,729,741
Carnelian Point Holdings LP (Acquired 6/3/24, Cost $2,079,979)(5)(9)	150,179	1,103,816
		2,849,889

Machinery — 0.0%
UC Holdings, Inc. (Acquired 9/21/15 - 4/1/23, Cost $115,380)(5)(9)	11,932	119
Media — 0.0%
Audacy, Inc. (Acquired 10/1/24, Cost $15,056)(5)(9)	941	15,056
TPC Holdings, Inc., A Shares (Acquired 11/16/22, Cost $97,580)(5)(9)	7,517	190,274
		205,330
Metals and Mining — 0.0%
Petra Diamonds Ltd.(5)	108,200	21,897
Passenger Airlines — 0.0%
Spirit Aviation Holdings, Inc.(5)	27,834	138,892
Pharmaceuticals — 0.1%
Endo, Inc. (Acquired 4/23/24 - 2/6/25, Cost $1,157,801)(5)(9)	55,789	1,170,844
Mallinckrodt PLC (Acquired 12/1/23, Cost $329,954)(5)(9)	8,683	777,128
		1,947,972
TOTAL COMMON STOCKS (Cost $17,669,105)		8,261,270
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Banks — 0.1%
Barclays PLC, 9.625% (Cost $1,000,000)	1,000,000	1,113,208
ESCROW INTERESTS(10) — 0.0%
Banks — 0.0%
Washington Mutual, Inc.(5)	250,000	3,875
Consumer Staples Distribution & Retail — 0.0%
Rite Aid Corp.(5)	205,706	20
Rite Aid Corp.(5)	70,050	151
Rite Aid Corp.(5)	1,131,000	113
		284
Electric Utilities — 0.0%
GenOn Energy, Inc.(5)	450,000	—
RRI Energy, Inc.(5)	75,000	—
		—
Ground Transportation — 0.0%
Hertz Corp.(5)	1,075,000	252,625
Oil, Gas and Consumable Fuels — 0.0%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.(5)	950,000	5,700
Sanchez Energy Corp.(5)	4,231,970	79,800
Sanchez Energy Corp.(5)	2,225,000	44,500
		130,000
Paper and Forest Products — 0.0%
Appvion(5)	200,000	—
Pharmaceuticals — 0.0%
Endo GUC Trust(5)	421,757	4,218
Endo Luxembourg Finance SARL(5)	1,350,000	135
Par Pharmaceutical, Inc.(5)	3,281,000	328
		4,681
TOTAL ESCROW INTERESTS (Cost $5,443,253)		391,465
WARRANTS — 0.0%
Consumer Finance — 0.0%
Curo Group Holdings LLC(5)	24,966	16,802
Diversified Telecommunication Services — 0.0%
Intelsat SA(5)	6	35
Health Care Providers and Services — 0.0%
Air Methods Corp.(5)	6,000	47,047

Air Methods Corp.(5)	2,842	10,963
		58,010
Media — 0.0%
Audacy Capital Corp.(5)	190	14
Audacy Capital Corp.(5)	1,140	86
		100
TOTAL WARRANTS (Cost $1,005,220)		74,947
CONVERTIBLE BONDS — 0.0%
Media — 0.0%
Liberty Interactive LLC, 3.75%, 2/15/30 (Cost $39,316)	99,870	10,986
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $18,712,587)	18,712,587	18,712,587
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $2,001,179,523)		1,971,863,348
OTHER ASSETS AND LIABILITIES — 1.0%		20,159,706
TOTAL NET ASSETS — 100.0%		$1,992,023,054

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,596,916,470, which represented 80.2% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is in default.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)Non-income producing.
(6)Maturity is in default.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(8)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(9)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $6,614,000, which represented 0.3% of total net assets.
(10)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,900,568,120	—
Bank Loan Obligations	—	24,905,051	—
Preferred Securities	$2,189,900	15,635,814	—
Common Stocks	1,309,736	6,951,534	—
Convertible Preferred Securities	—	1,113,208	—
Escrow Interests	—	391,465	—
Warrants	—	74,947	—
Convertible Bonds	—	10,986	—
Short-Term Investments	18,712,587	—	—
	$22,212,223	$1,949,651,125	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.